Operating Leases Future Minimum Rents (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Future rentals to be received under non-cancelable operating leases:
2018	$ 270,880
2019	242,613
2020	212,708
2021	178,096
2022	145,745
2023 and thereafter	429,545
Total	$ 1,479,587
Florida | Geographic concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	12.80%